Earnings Per Share	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Earnings Per Share
NOTE 34. EARNINGS PER SHARE

	Consolidated
	June 30, 2026 A$	June 30, 2025 A$	June 30, 2024 A$
Loss after income tax attributable to the owners of Immutep Limited	(79,304,563)	(61,434,165)	(42,716,625)

	Number	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share (EPS)	1,471,576,261	1,455,818,442	1,201,061,930
Weighted average number of ordinary shares used in calculating diluted earnings per share (EPS)	1,471,576,261	1,455,818,442	1,201,061,930

	Cents	Cents	Cents
Basic earnings per share	(5.39)	(4.22)	(3.56)
Diluted earnings per share	(5.39)	(4.22)	(3.56)

Information concerning other notes and options issued:
The following table summarizes the convertible notes, performance rights, listed options and unlisted options that were not included in the calculation of weighted average number of ordinary shares because they are anti-dilutive for the periods presented.

	Consolidated
	June 30, 2026 Number	June 30, 2025 Number	June 30, 2024 Number
Unlisted options*	—	847,600	847,600
Convertible notes	—	7,432,958	7,261,072

Non-executive director performance rights	4,695,065	1,211,112	2,161,392
Performance rights	11,994,156	16,237,064	13,870,535

*	This is related to warrant associated with convertible notes, please refer to note 19 for more details.
On November 5, 2019, there was a 10 to 1 share consolidation. The consolidated comparative balance has therefore been adjusted accordingly.